Note 9 - Long-term Debt	9 Months Ended
Sep. 30, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
9.	Long-term Debt

Term Loans		Original	December 31,	Movement in 2013		September 30,
Issue Date	Maturity Date	amount	2012	Additions	Repayments	2013
December 5, 2005	May 30, 2016	100,067,500	40,421,883	-	(6,409,852)	34,012,031
May 17, 2006	May 9, 2016	79,850,000	22,500,000	-	(3,000,000)	19,500,000
June 6, 2006	June 28, 2016	6,580,000	2,710,960	-	(236,880)	2,474,080
June 21, 2007	December 21, 2017	49,875,000	30,845,014	-	(2,200,500)	28,644,514
February 12, 2008	February 19, 2020	40,250,000	26,875,000	-	(1,875,000)	25,000,000
July 30, 2008	November 4, 2020	33,240,000	25,484,000	-	(969,500)	24,514,500
Octrober 9, 2008	Octrober 9, 2020	29,437,000	10,210,000	-	(390,000)	9,820,000
January 30, 2009	July 20, 2016	45,000,000	37,350,000	-	(2,550,000)	34,800,000
February 18, 2009	July 5, 2014	32,200,000	23,616,259	-	(1,885,623)	21,730,636
February 19, 2009	July 14, 2019	29,250,000	22,080,000	-	(1,170,000)	20,910,000
June 25, 2009	July 2, 2014	26,700,000	17,434,196	-	(2,155,268)	15,278,928
February 1, 2011	September 1, 2018	49,400,000	44,450,000	-	(2,475,000)	41,975,000
March 1, 2011	June 20, 2020	43,250,000	41,375,000		(2,250,000)	39,125,000
September 23, 2013	December 31, 2020	45,212,500	-	36,762,500	-	36,762,500
Total			345,352,312	36,762,500	(27,567,623)	354,547,189
Current portion of long-term debt			35,787,544			72,873,605
Long term debt			309,564,768			281,673,584

On September 23, 2013, the Company entered into a term loan with a bank to partially finance the acquisition of the five LPG carriers, named “Gas Enchanted”, “Gas Alice”, “Gas Inspiration”, “Gas Ethereal” and “Sakura Symphony”, respectively, by five of the Company’s wholly owned subsidiaries. The term loan was drawn down in two tranches. The first tranche amounting to $36,762,500 was drawn down on September 30, 2013 and the second tranche amounting to $8,450,000 was drawn down on October 25, 2013.

The above term loans are secured by first priority mortgages over the vessels involved, plus the assignment of the vessels’ insurances, earnings and operating and retention accounts with the lenders, and the guarantee of ship-owning companies, as owners of the vessels. The term loans contain financial covenants requiring the Company to ensure that:

•	the aggregate market value of the mortgaged vessels at all times exceeds a certain percentage of the amounts outstanding as defined in the term loans, ranging from 125% to 130%,

•	the leverage of the Company defined as Total Debt net of Cash should not exceed 80% of total market value adjusted assets,

•	the Interest Coverage Ratio of the Company defined as EBITDA to interest expense to be at all times greater than to 2.5:1,

•	that at least a certain percentage of the Company is to always be owned by members of the Vafias family,

•
the Company should maintain on a monthly basis a cash balance of a proportionate amount of the next installment and relevant interest plus a minimum aggregate cash balance of $2,100,000 in the earnings account with the relevant banks,

•	dividends paid by the borrower will not exceed 50% of the Company’s free cash flow in any rolling 12 month period.

The interest rates on the outstanding loans as of September 30, 2013 are based on Libor plus a margin which varies from 0.70% to 3.00%.  The average interest rate (including the margin) on the outstanding loans for the nine-month periods ended September 30, 2012 and 2013 was 2.43% and 2.26%, respectively.

Bank loan interest expense for the above loans for the nine-month periods ended September 30, 2012 and 2013 amounted to $6,873,954 and $5,834,692, respectively. Of these amounts, for the nine-month periods ended September 30, 2012 and 2013, the amounts of $160,439 and $441,386, respectively, were capitalized to “Advances for vessels under construction”. Interest expense, net of interest capitalized, is included in interest and finance costs in the accompanying unaudited condensed consolidated statements of income.

As of September 30, 2013, the Company was not in compliance with the required value-to-loan ratio included in one facility under which a total of $25,000,000 was outstanding as of September 30, 2013. Value-to-loan ratio shortfalls do not constitute events of default that would automatically trigger the full repayment of the loan. Based on the loan agreements, upon receiving written notice of non-compliance from lenders, value-to-loan shortfalls may be remedied by the Company by providing additional collateral or repaying the amount of the shortfall. No such notice has been received from its lenders. Management has the intent and the ability to cure the shortfall by providing additional collateral to its lenders in the form of cash in the total amount of approximately $2,050,000 which has been classified as restricted cash as of September 30, 2013. Therefore this term loan, excluding the current portion of scheduled loan repayments, has been presented as long term liabilities on the Company’s unaudited condensed consolidated balance sheet.

The available unused amount under these facilities at September 30, 2013 was $8,450,000, which was drawn down on October 25, 2013 and the Company is required to pay a quarterly commitment fee of 0.98% per annum of the unutilized portion of the line of credit.

The annual principal payments to be made, for the fourteen term loans, after September 30, 2013 are as follows:

September 30,	Amount
2014	72,873,605
2015	36,668,555
2016	82,480,816
2017	20,261,930
2018	55,527,429
2019 & thereafter	86,734,854
Total	354,547,189

Commitment Letters: On September 6, 2012 the Company signed a commitment letter with a bank institution to partially finance the acquisition of four under construction LPG carriers in an amount equal to (i) the lesser of $67,200,000 or 70% of the fair market value of the vessels subject to the Minimum Employment Condition being met at the delivery date of each vessel or (ii) the lesser of $62,500,000 or 65% of the fair market value of the vessels if the Minimum Employment Condition will not be met at the delivery date of each vessel. The term loan will be drawn down in four tranches upon the delivery of each vessel. The total facility will be repayable, with the first installment commencing three months after the drawdown, in twenty eight consecutive quarterly installments plus a balloon payment payable together with the last installment.

On September 18, 2013 the Company signed a commitment letter with a bank to partially finance the acquisition of two LPG carriers on their delivery. The aggregate committed term loan is up to $35,000,000 and will be drawn down in two tranches upon the delivery of each vessel. The total facility will be repayable, with the first installment commencing six months after the drawdown, in fourteen consecutive semi-annual installments plus a balloon payment payable together with the last installment.